Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in these consolidated financial statements:

	As at December 31,	As at December 31,	As at December 31,
	2019	2018	2017
	$	$	$
Cash and cash equivalents	199,388	225,040	221,934
Restricted cash(1)	17,798	8,540	28,360
Restricted cash - long-term(1)	89,070	—	—
	306,256	233,580	250,294

(1)
Restricted cash as at December 31, 2019 includes funds held as a guarantee for certain operating expenses, funds for scheduled loan facility repayments, withholding taxes and office lease prepayments. Restricted cash - long-term as at December 31, 2019 includes amounts held in escrow for a shuttle tanker newbuilding yard installment payment.

Restricted cash as at December 31, 2018 includes amounts held in escrow as collateral on the Partnership's cross currency swaps, funds for a scheduled loan facility repayment, withholding taxes and office lease prepayments.
Restricted cash as at December 31, 2017 includes amounts held in escrow as collateral on the Partnership’s cross currency swaps and funds for certain vessel upgrade costs.

Changes in Non-cash Working Capital Items Related to Operating Activities
The changes in non-cash working capital items related to operating activities for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Accounts receivable	(57,957)	22,320	(54,830)
Prepaid expenses and other assets	1,115	(2,104)	(6,618)
Accounts payable and accrued liabilities	68,219	(32,800)	43,113
Due from (to) related parties	1,039	(70,643)	51,841
	12,416	(83,227)	33,506